AMG GW&K Small/Mid Cap Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2021
	Shares	Value
Common Stocks - 98.2%
Consumer Discretionary - 14.5%
Bright Horizons Family Solutions, Inc.*	22,549	$3,866,026
Burlington Stores, Inc.*	15,614	4,665,463
Carter's, Inc.	33,137	2,946,873
Cavco Industries, Inc.*	22,415	5,057,048
Dorman Products, Inc.*	48,823	5,011,193
Five Below, Inc.*	27,456	5,238,330
Gentherm, Inc.*	31,479	2,332,909
Grand Canyon Education, Inc.*	26,370	2,824,227
Lithia Motors, Inc., Class A	22,063	8,606,556
Nordstrom, Inc.	101,529	3,844,903
Polaris, Inc.	50,811	6,783,268
Texas Roadhouse, Inc.	65,801	6,312,948
Vail Resorts, Inc.	10,598	3,091,013

Total Consumer Discretionary		60,580,757
Consumer Staples - 4.0%
BJ's Wholesale Club Holdings, Inc.*,1	171,295	7,684,294
Lancaster Colony Corp.	25,251	4,428,015
Performance Food Group Co.*	80,505	4,637,893

Total Consumer Staples		16,750,202
Energy - 2.2%
Diamondback Energy, Inc.	83,539	6,139,281
Pioneer Natural Resources Co.	19,424	3,084,920

Total Energy		9,224,201
Financials - 13.6%
Artisan Partners Asset Management, Inc., Class A	44,554	2,324,382
Atlantic Union Bankshares Corp.	76,998	2,953,643
Glacier Bancorp, Inc.	65,525	3,740,167
Kemper Corp.	47,207	3,763,342
Kinsale Capital Group, Inc.	18,550	3,057,040
Pinnacle Financial Partners, Inc.	82,101	7,279,075
Piper Sandler Cos	38,786	4,252,885
Signature Bank	38,115	8,617,802
TCF Financial Corp.	116,905	5,431,406
Voya Financial, Inc.	89,147	5,673,315
Western Alliance Bancorp.	103,981	9,819,966

Total Financials		56,913,023
Health Care - 15.2%
Acadia Healthcare Co., Inc.*	131,170	7,495,054
Bio-Rad Laboratories, Inc., Class A*	12,779	7,298,981
Catalent, Inc.*	68,036	7,164,871
Chemed Corp.	3,877	1,782,722
	Shares	Value

Globus Medical, Inc., Class A*	60,001	$3,700,262
Horizon Therapeutics PLC*	80,916	7,447,509
Integer Holdings Corp.*	38,052	3,504,589
Jazz Pharmaceuticals PLC (Ireland)*	27,517	4,522,969
Molina Healthcare, Inc.*	20,022	4,680,343
Neurocrine Biosciences, Inc.*	45,159	4,391,713
STERIS PLC	26,438	5,035,910
Syneos Health, Inc.*	85,969	6,520,749

Total Health Care		63,545,672
Industrials - 16.9%
Booz Allen Hamilton Holding Corp.	46,738	3,763,811
Exponent, Inc.	55,215	5,380,702
Federal Signal Corp.	120,205	4,603,851
Gates Industrial Corp PLC*	360,311	5,761,373
Gibraltar Industries, Inc.*	84,753	7,755,747
Graco, Inc.	63,666	4,559,759
Hexcel Corp.	73,265	4,102,840
Ingersoll Rand, Inc.*	147,002	7,233,968
Nordson Corp.	29,293	5,819,933
RBC Bearings, Inc.*	33,858	6,662,239
Ritchie Bros. Auctioneers, Inc. (Canada)	92,282	5,403,111
Schneider National, Inc., Class B	108,299	2,704,226
The Toro Co.	64,718	6,675,015

Total Industrials		70,426,575
Information Technology - 16.8%
Cerence, Inc.*,1	64,230	5,753,723
Cognex Corp.	62,029	5,147,787
Entegris, Inc.	65,621	7,336,428
Envestnet, Inc.*	36,977	2,670,849
EPAM Systems, Inc.*	15,914	6,312,925
Gartner, Inc.*	37,635	6,870,269
HubSpot, Inc.*	17,621	8,003,634
Paylocity Holding Corp.*	23,056	4,146,160
Power Integrations, Inc.	20,289	1,653,148
Rapid7, Inc.*	71,866	5,361,922
Silicon Laboratories, Inc.*	40,727	5,745,358
Zebra Technologies Corp., Class A*	22,643	10,985,931

Total Information Technology		69,988,134
Materials - 6.4%
AptarGroup, Inc.	35,953	5,093,461
Eagle Materials, Inc.	42,248	5,678,554
Element Solutions, Inc.	285,813	5,227,520
Quaker Chemical Corp.	23,588	5,750,047

AMG GW&K Small/Mid Cap Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Materials - 6.4% (continued)
RPM International, Inc.	54,956	$5,047,708

Total Materials		26,797,290
Real Estate - 6.6%
American Campus Communities, Inc., REIT	78,159	3,374,124
CoreSite Realty Corp., REIT	26,632	3,191,845
Easterly Government Properties, Inc., REIT	208,285	4,317,748
Hudson Pacific Properties, Inc., REIT	135,253	3,669,414
Physicians Realty Trust, REIT	221,689	3,917,245
Summit Hotel Properties, Inc., REIT	311,990	3,169,819
Sun Communities, Inc., REIT	39,784	5,969,191

Total Real Estate		27,609,386
	Shares	Value
Utilities - 2.0%
IDACORP, Inc.	46,958	$4,694,391
Portland General Electric Co.	78,614	3,731,807

Total Utilities		8,426,198

Total Common Stocks (Cost $298,113,994)		410,261,438
Total Investments - 98.2% (Cost $298,113,994)		410,261,438
Other Assets, less Liabilities - 1.8%		7,572,983
Net Assets - 100.0%		$417,834,421

*	Non-income producing security.
[1]	Some of these securities, amounting to $11,201,208 or 2.7% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See below for more information.

REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$410,261,438	—	—	$410,261,438
Total Investments in Securities	$410,261,438	—	—	$410,261,438

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended March 31, 2021, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2021, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$11,201,208	—	$11,173,071	$11,173,071
The following table summarizes the securities received as collateral for securities lending at March 31, 2021:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-6.875%	04/06/21-08/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.